Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUE:
Oil and gas sales	$ 106,266	$ 27,715	$ 6,607
Field operations and other	22,912	5,009	237
Total revenue	129,178	32,724	6,844
EXPENSES:
Lease operating expenses	27,067	10,399	3,879
Severance taxes and marketing	7,475	2,305	500
Exploration	1,537	936	790
Field operations	16,938	4,363
Impairment of unproved oil & gas properties	1,108		634
Impairment of proved oil & gas properties	21,792	306
Depreciation, depletion and accretion	49,090	8,923	3,168
General and administrative	63,561	24,901	8,490
Total expenses	188,568	52,133	17,461
OPERATING LOSS	(59,390)	(19,409)	(10,617)
OTHER INCOME (EXPENSE):
Interest income	27	61	1
Interest expense	(12,005)	(3,594)	(2,691)
Gain (loss) on derivative contracts	(6,346)	814	(2,325)
Other	606
Total other income and expense	(17,718)	(2,719)	(5,015)
Loss from continuing operations before non-controlling interest	(77,108)	(22,128)	(15,632)
Income tax benefit	696	(63)
Net (income) loss attributable to non-controlling interest	(249)	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations	(76,661)	(22,257)	(15,569)
Income from discontinued operations	0	8,457	445
Net loss	(76,661)	(13,800)	(15,124)
Dividend on Preferred Stock	(14,007)	(2,467)	(26)
Net loss attributable to common shareholders	$ (90,668)	$ (16,267)	$ (15,150)
Weighted average number of common shares outstanding, basic and diluted	113,154,270	63,921,525	38,953,834
Net loss from continuing operations	$ (0.80)	$ (0.38)	$ (0.40)
Net income from discontinued operations	$ 0.00	$ 0.13	$ 0.01
Net loss per common share, basic and diluted	$ (0.80)	$ (0.25)	$ (0.39)